CONDENSED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (983,798)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	(206,666)
Interest earned on marketable securities held in Trust Account	(91,122)
Changes in operating assets and liabilities:
Prepaid expenses	272,504
Accounts payable and accrued expenses	765,016
Net cash used in operating activities	(244,067)
Net Change in Cash	(244,067)
Cash - Beginning of period	459,749
Cash - End of period	215,682
Non-Cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	(983,800)
Forfeiture of Founder Shares	$ (41)